Segment Information - Schedule of Revenues and Percentage of Combined Revenues for Customers (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Revenue, Major Customer [Line Items]
Revenues	$ 22,119	$ 17,268	$ 43,893	$ 30,730
Brazil Shipping I Limited, a Subsidiary of BG Group Plc [Member]
Revenue, Major Customer [Line Items]
Revenues	5,111	5,329	10,172	9,982
Brazil Shipping I Limited, a Subsidiary of BG Group Plc [Member] | Revenues [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers	23.00%	31.00%	23.00%	32.00%
Fronape International Company, a Subsidiary of Petrobras Transporte S.A. [Member]
Revenue, Major Customer [Line Items]
Revenues	6,289	6,289	12,512	10,152
Fronape International Company, a Subsidiary of Petrobras Transporte S.A. [Member] | Revenues [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers	28.00%	36.00%	29.00%	33.00%
Statoil ASA [Member]
Revenue, Major Customer [Line Items]
Revenues	5,646	5,650	11,113	10,346
Statoil ASA [Member] | Revenues [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers	26.00%	33.00%	25.00%	34.00%
Repsol Sinopec Brasil, S.A., a Subsidiary of Repsol Sinopec Brasil, B.V. [Member]
Revenue, Major Customer [Line Items]
Revenues	$ 5,070		$ 10,085
Repsol Sinopec Brasil, S.A., a Subsidiary of Repsol Sinopec Brasil, B.V. [Member] | Revenues [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers	23.00%		23.00%